CONTRACTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Contract receivable - "Smart Campus" related technological consulting services with FMP (1)	$ 3,829,822	$ 2,450,312
Contract receivable - "Smart Campus" project maintenance and technical support fee with FMP	447,935	0
Financing component associated with FMP contract receivable (1)	168,033	164,992
Contracts receivable - Other "Smart Campus" related technological consulting services (2)	45,969	95,735
Less: allowance for doubtful accounts	0	0
Total contracts receivable, net	4,491,759	2,711,039
Less: current portion of contract receivable	2,726,953	1,639,213
Contracts receivable, non-current	$ 1,764,806	$ 1,071,826